SHAREHOLDER LETTER

Dear Shareholder:

On October 21, 1999, Templeton Americas Government Securities Fund merged into Templeton Global Bond Fund. Therefore, this report, which covers the six months ended September 30, 1999, will be the final one you receive for Templeton Americas Government Securities Fund.

During the reporting period, U.S. Treasury bond prices declined as the continuing strength of the U.S. economy led the Federal Reserve Board to raise domestic interest rates in June 1999 and again in August. In Latin America, strengthening economies and falling interest rates resulted in increasing prices for debt securities from those countries. Within this environment, Templeton Americas Government Securities Fund, which had its largest concentration of holdings in Latin America (69.3% of total net assets), produced an 11.45% six-month cumulative total return, as shown in the Performance Summary on page 2.

We thank you for your participation in Templeton Americas Government Securities Fund and look forward to serving your investment needs in the future.

Sincerely,

The Portfolio Management Team
Templeton Americas Government Securities Fund

CONTENTS

Shareholder Letter            1

Performance Summary           2

Financial Highlights &
Statement of Investments      3

Financial Statements          6

Notes to
Financial Statements          9

Change in Independent
Auditor                      12


[PYRAMID GRAPHIC]


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 4 of this report.

Subject to the current, maximum 4.25% initial sales charge. The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. The fee waiver and expense reimbursement may be discontinued at any time upon notice to the Fund's Board of Trustees.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge. Six month returns have not been annualized.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also invest in lower-rated or unrated debt securities that have high credit risk and may be predominately speculative. You may have a gain or loss when you sell your shares.

PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

                               Change             9/30/99             3/31/99
--------------------------------------------------------------------------------
Net Asset Value                -$0.13              $9.47               $9.60


                               Distributions (4/1/99 - 9/30/99)
                               -------------------------------------------------
Dividend Income                $0.3600


PERFORMANCE

                                                                       INCEPTION
                                   6-MONTH      1-YEAR      5-YEAR     (6/27/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           2.43%      11.45%      49.77%        50.96%

Average Annual Total Return(2)      -1.97%       6.69%       7.49%         7.26%


2            Past performance is not predictive of future results.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Highlights



                                            SIX MONTHS ENDED
                                           SEPTEMBER 30, 1999                        YEAR ENDED MARCH 31,
                                                             -----------------------------------------------------------------
                                            (UNAUDITED)++      1999           1998          1997        1996         1995+
                                             ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
   the period)

Net asset value, beginning of period ......  $     9.60      $    10.68    $    10.64    $    10.20   $     9.59   $    10.00
                                             ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ....................         .41             .74           .73           .74          .75          .30
 Net realized and unrealized gains (losses)        (.18)          (1.03)          .68           .85          .71         (.43)
                                             ---------------------------------------------------------------------------------
Total from investment operations ..........         .23            (.29)         1.41          1.59         1.46         (.13)
                                             ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................        (.36)           (.74)         (.72)         (.77)        (.69)        (.28)
 Net realized gains .......................          --            (.05)         (.65)         (.38)        (.16)          --
                                             ---------------------------------------------------------------------------------
Total distributions .......................        (.36)           (.79)        (1.37)        (1.15)        (.85)        (.28)
                                             ---------------------------------------------------------------------------------
Net asset value, end of period ............  $     9.47      $     9.60    $    10.68    $    10.64   $    10.20   $     9.59
                                             ================================================================================
Total Return* .............................        2.43%          (2.54)%       14.21%        16.23%       15.49%       (1.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........  $   17,815      $   22,269    $   14,973    $    5,627   $    3,540   $    2,826
Ratios to average net assets:
 Expenses .................................        1.25%**         1.25%         1.25%         1.25%        1.25%        1.25%**
 Expenses, excluding waiver and
   payments by affiliate ..................        1.72%**         1.59%         1.89%         2.79%        4.98%        6.49%**
 Net investment income ....................        8.62%**         7.70%         7.11%         7.16%        7.47%        5.07%**
Portfolio turnover rate ...................        1.03%          56.32%        70.79%       275.02%      163.57%          --


*Total return does not reflect sales commissions and is not annualized.

**Annualized.

+For the period June 27, 1994 (commencement of operations) to March 31, 1995.

++Based on average weighted shares outstanding.




                       See notes to financial statements.                      3

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED)



                                                                   PRINCIPAL
                                                                    AMOUNT*           VALUE
----------------------------------------------------------------------------------------------
LONG TERM SECURITIES 96.7%
ARGENTINA 15.2%
Bridas Corp., 12.50%, 11/15/99 .............................           50,000       $   50,250
Republic of Argentina:
  9.25%, 2/23/01 ...........................................          555,000          540,431
  8.875%, 5/09/02 ..........................................        1,625,000        1,509,219
  11.00%, 10/09/06 .........................................          225,000          215,859
  Reg S, 11.75%, 2/12/07 ...................................           80,000 ARS       68,914
  11.375%, 1/30/17 .........................................          200,000          188,625
  9.75%, 9/19/27 ...........................................          150,000          126,000
                                                                                    ----------
                                                                                     2,699,298
                                                                                    ----------
BRAZIL 13.7%
Companhia Paranaense De Energia-Copel, Reg S, 9.75%, 5/02/05          450,000          405,000
Government of Brazil:
  8.875%, 11/05/01 .........................................          250,000          247,500
  11.625%, 4/15/04 .........................................          200,000          187,750
  9.375%, 4/07/08 ..........................................          800,000          635,000
  Series L, FRN, 5.938%, 4/15/12 ...........................          310,000          186,000
  5.00%, 4/15/14 ...........................................          537,877          338,689
  10.125%, 5/15/27 .........................................          600,000          448,500
                                                                                    ----------
                                                                                     2,448,439
                                                                                    ----------
JAMAICA 5.7%
Government of Jamaica, Reg S, 9.625%, 7/02/02 ..............        1,075,000        1,010,500
                                                                                    ----------

MEXICO 22.4%
Bepensa SA, 144A, 9.75%, 9/30/04 ...........................          230,000          194,350
Cemex SA, 144A, 10.75%, 7/15/00 ............................           65,000           66,747
Petroleos Mexicanos, 144A, 9.375%, 12/02/08 ................          250,000          254,688
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02 ....           70,000           50,400
United Mexican States:
  9.75%, 2/06/01 ...........................................          400,000          415,200
  8.625%, 3/12/08 ..........................................          540,000          503,955
  11.375%, 9/15/16 .........................................        1,560,000        1,656,330
  A, 6.25%, 12/31/19 .......................................          490,000          361,069
  11.50%, 5/15/26 ..........................................          450,000          496,350
                                                                                    ----------
                                                                                     3,999,089
                                                                                    ----------
PANAMA .2%
Republic of Panama, FRN, 6.084%, 5/10/02 ...................           36,924           35,816
                                                                                    ----------
PERU 1.9%
Republic of Peru, FRN, 4.50%, 3/07/17 ......................          550,000          340,313
                                                                                    ----------
TRINIDAD AND TOBAGO .2%
SEI Holdings IX Inc., 144A, 11.00%, 11/30/00 ...............           30,000           30,000
                                                                                    ----------
UNITED STATES 27.4%
U.S. Treasury Bond:
  5.25%, 11/15/28 ..........................................        2,100,000        1,821,095

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                        PRINCIPAL
                                                         AMOUNT*          VALUE
-----------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
UNITED STATES (CONT.)
U.S. Treasury Notes:
  5.375%, 7/31/00 .............................         1,800,000       $ 1,800,563
  6.25%, 4/30/01 ..............................           325,000           328,149
  6.375%, 8/15/02 .............................           210,000           213,478
  6.125%, 8/15/07 .............................           723,000           724,130
                                                                        -----------
                                                                          4,887,415
                                                                        -----------
VENEZUELA 10.0%
Republic of Venezuela:
  Reg S, 9.125%, 6/18/07 ......................           400,000           290,000
  FRN, 6.313%, 12/18/07 .......................           202,380           154,062
  9.25%, 9/15/27 ..............................         2,025,000         1,339,030
                                                                        -----------
                                                                          1,783,092
                                                                        -----------
TOTAL LONG TERM SECURITIES (COST $18,929,351) .                          17,233,962
                                                                        -----------
SHORT TERM INVESTMENT (COST $320,000) 1.8%
Deutsche Bank AG, 5.50%, 10/01/99, Time Deposit           320,000           320,000
                                                                        -----------
TOTAL INVESTMENTS (COST $19,249,351) 98.5% ....                          17,553,962
OTHER ASSETS, LESS LIABILITIES 1.5% ...........                             261,084
                                                                        -----------
TOTAL NET ASSETS 100.0% .......................                         $17,815,046
                                                                        ===========


CURRENCY ABBREVIATION:
ARS - Argentine Peso


*Securities denominated in U.S. dollars unless otherwise indicated.



                       See notes to financial statements.                      5

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)



Assets:
 Investments in securities, at value (cost $19,249,351) ..............       $ 17,553,962
 Cash ................................................................                405
 Receivables:
   Fund shares sold ..................................................              3,976
   Interest ..........................................................            387,660
 Other assets ........................................................              6,038
                                                                             ------------
      Total assets ...................................................         17,952,041
                                                                             ------------
Liabilities:
 Payables:
   Fund shares redeemed ..............................................            101,615
   To affiliates .....................................................             15,473
 Accrued expenses ....................................................             19,907
                                                                             ------------
      Total liabilities ..............................................            136,995
                                                                             ------------
Net assets, at value .................................................       $ 17,815,046
                                                                             ============
Net assets consist of:
 Undistributed net investment income .................................       $    143,634
 Net unrealized depreciation .........................................         (1,695,389)
 Accumulated net realized loss .......................................           (522,203)
 Beneficial shares ...................................................         19,889,004
                                                                             ------------
Net assets, at value .................................................       $ 17,815,046
                                                                             ============
Net asset value per share ($17,815,046 / 1,881,867 shares outstanding)       $       9.47
                                                                             ============
Maximum offering price per share ($9.47 / 95.75%) ....................       $       9.89
                                                                             ============

6                      See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 1999 (unaudited)


Interest Income ....................................                       $ 982,765
                                                                           ---------
Expenses:
 Management fees (Note 3) ..........................       $  59,788
 Administrative fees (Note 3) ......................          14,947
 Distribution fees (Note 3) ........................          34,922
 Transfer agent fees (Note 3) ......................          19,600
 Custodian fees ....................................           3,300
 Reports to shareholders ...........................           4,700
 Registration and filing fees ......................           7,300
 Professional fees .................................          11,500
 Trustees' fees and expenses .......................           1,800
 Amortization of organization costs ................           4,170
 Other .............................................           8,939
                                                           ---------
  Total expenses ...................................                         170,966
  Expenses waived/paid by affiliate (Note 3) .......                         (46,714)
                                                                           ---------
  Net expenses .....................................                         124,252
                                                                           ---------
   Net investment income ...........................                         858,513
                                                                           ---------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................        (401,910)
  Foreign currency transactions ....................              23
                                                           ---------
   Net realized loss ................................                        (401,887)
   Net unrealized appreciation on investments .......                          33,415
                                                                           ---------
Net realized and unrealized loss ...................                        (368,472)
                                                                           ---------
Net increase in net assets resulting from operations                       $ 490,041
                                                                           =========


                       See notes to financial statements.                      7

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (continued)

Statements of Changes in Net Assets


                                                                               SIX MONTHS ENDED
                                                                              SEPTEMBER 30, 1999     YEAR ENDED
                                                                                (UNAUDITED)        MARCH 31, 1999
                                                                               ----------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...................................................     $ 858,513           $ 1,692,548
   Net realized loss from investments and foreign currency transactions ....      (401,887)              (44,042)
   Net unrealized appreciation (depreciation) on investments ...............        33,415            (2,007,155)
                                                                               ----------------------------------
     Net increase (decrease) in net assets resulting from operations .......       490,041              (358,649)
 Distributions to shareholders from:
   Net investment income ...................................................      (744,524)           (1,681,932)
   Net realized gains ......................................................            --              (119,661)
 Fund share transactions (Note 2): .........................................    (4,199,399)            9,456,029
                                                                               ----------------------------------
     Net increase (decrease) in net assets .................................    (4,453,882)            7,295,787
Net assets:
 Beginning of period .......................................................    22,268,928            14,973,141
                                                                               ----------------------------------
 End of period .............................................................   $17,815,046           $22,268,928
                                                                               ==================================
Undistributed net investment income included in net assets:
 End of period .............................................................     $ 143,634              $ 29,645
                                                                               ==================================


8                      See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Americas Government Securities Fund (the Fund) is a separate, non-diversified series of Templeton Global Investment Trust (the Trust), which is an open-end management company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, with total return as a secondary goal by investing, under normal market conditions, at least 65% of its total net assets in debt securities issued or guaranteed by Government Entities of Western Hemisphere countries (located in North, South, or Central America and the surrounding waters). The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. BENEFICIAL SHARES

At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                            SEPTEMBER 30, 1999              MARCH 31, 1999
                                                        -----------------------------------------------------------
                                                            SHARES      AMOUNT           SHARES         AMOUNT
                                                        -----------------------------------------------------------
Shares sold ......................................         172,718    $ 1,678,986      1,734,521     $17,294,112
Shares issued on reinvestment of distributions ...          56,602        541,121        149,473       1,452,139
Shares redeemed ..................................        (667,223)    (6,419,506)      (966,650)     (9,290,222)
                                                        -----------------------------------------------------------
Net increase (decrease) ..........................        (437,903)   $(4,199,399)       917,344     $ 9,456,029
                                                        ===========================================================

Templeton Global Investors, Inc., an affiliate of the Fund, is the record owner of 300,333 shares as of September 30, 1999.


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.60% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

       ANNUALIZED
        FEE RATE   AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
         0.15%     First $200 million
         0.135%    Over $200 million, up to and including $700 million
         0.10%     Over $700 million, up to and including $1.2 billion
         0.075%    Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.25% of the Fund's average daily net assets through July 31, 2000, as reflected in the Statement of Operations.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

The Fund reimburses Distributors up to 0.35% per year of its average daily net assets for costs incurred in marketing the Fund's shares. Under the distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1999, unreimbursed costs were $83,695.


4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

        Unrealized appreciation           $   158,790
        Unrealized depreciation            (1,854,179)
                                          -----------
        Net unrealized depreciation       $(1,695,389)
                                          ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1999 aggregated $198,140 and $5,006,212, respectively.


6. FUND MERGER

The Fund's Board of Trustees and shareholders approved a proposal to merge the Fund into Templeton Global Bond Fund. The effective date of the merger was October 21, 1999.

In anticipation of the Fund merger, the Fund paid a dividend of $0.1328 (13 cents) per share on October 20, 1999 to shareholders of record on October 19, 1999.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Change in Independent Auditor

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.



12